VIA EDGAR

October 1, 2002

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Strategic Series
          John Hancock Strategic Series Fund
          John Hancock High Income Fund

         File Nos. 33-5186; 811-4651 (00000792858)

CERTIFICATE UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated October 1, 2002 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,


                                   /s/Joan O'Neill
                                   ---------------
                                   Joan O'Neill
                                   Senior Paralegal
                                   Federal Compliance